Acquisition of Qianhai Baiyu (Details) - Schedule of pro forma information - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of pro forma information [Abstract]
Pro forma revenue		$ 93,249,822	$ 22,115,560
Pro forma net income (loss)	[1],[2]	2,515,744
Pro forma net income (loss) attributable to TD Holdings, Inc.	[1],[2]	$ 2,515,744
Pro forma income (loss) per share - basic and diluted (in Dollars per share)		$ 0.05	$ (0.48)
Weighted average shares - basic and diluted (in Shares)		51,273,048	7,122,560

[1]	Includes deferred tax benefits relating to the intangible asset amortization of $566,373 and $815,577 for the years ended December 31, 2020 and 2019, respectively.
[2]	Includes intangibles asset amortization expense of $2,265,491 and $3,262,308 for the years ended December 31, 2020 and 2019, respectively.